Fair Value Measurement -Schedule of composition of marketable securities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	$ 56,697
Unrealized Gain/Losses	(218)
Fair value	56,479
Available-for-sale debt securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	56,190
Unrealized Gain/Losses	(218)
Fair value	55,972
Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	507
Unrealized Gain/Losses	0
Fair value	507
Corporate bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	25,335
Unrealized Gain/Losses	(122)
Fair value	25,213
Commercial papers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	11,928
Unrealized Gain/Losses	0
Fair value	11,928
U.S. government agency securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	16,655
Unrealized Gain/Losses	(91)
Fair value	16,564
U.S. Treasury securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	2,272
Unrealized Gain/Losses	(5)
Fair value	$ 2,267